Commitments - Summary of Commitments Under Leases, Outsourcing and Other Agreements Due (Detail) $ in Millions	Dec. 31, 2017 CAD ($)
Commitments and Contingencies Disclosure [Abstract]
Outsourcing agreements, year 1	$ 139
Outsourcing agreements, year 2	95
Outsourcing agreements, year 3	2
Outsourcing agreements, year 4	2
Outsourcing agreements, year 5	2
Outsourcing agreements, thereafter	7
Long-term software/meter agreement, year 1	17
Long-term software/meter agreement, year 2	17
Long-term software/meter agreement, year 3	16
Long-term software/meter agreement, year 4	2
Long-term software/meter agreement, year 5	1
Long-term software/meter agreement, thereafter	3
Operating lease commitments, year 1	10
Operating lease commitments, year 2	5
Operating lease commitments, year 3	9
Operating lease commitments, year 4	4
Operating lease commitments, year 5	1
Operating lease commitments, thereafter	$ 4